Other Income (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income
Insurance recoveries			€ 1,906
Grants received from the German government			307	€ 53
Income from other grants			42
Other miscellaneous income			91	23
Total other income	€ 153	€ 2,034	2,346	€ 76
Insurance recoveries received			1,000
Insurance recoverable			€ 906